SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Provisionally priced sales
Revenue from provisional price adjustments	$ 3.0
Reclassification of accumulated impairment losses on equity investment to comprehensive income	44.1
Reclassification of time value of options changes to deficit	$ 3.1